Guarantor Financial Information (Condensed Consolidating Statement of Comprehensive Income (Loss) Information) (Details) (USD $)	6 Months Ended	3 Months Ended						12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended						6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 10, 2013	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2014 Successor [Member] Parent Company [Member]	Dec. 31, 2013 Successor [Member] Parent Company [Member]	Mar. 31, 2014 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2014 Successor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2013 Successor [Member] Consolidation, Eliminations [Member]	Mar. 31, 2014 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Jul. 10, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member] Guarantor Subsidiaries [Member]	Jul. 10, 2013 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2013 Predecessor [Member] Consolidation, Eliminations [Member]	Jul. 10, 2013 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2012 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2011 Predecessor [Member] Consolidation, Eliminations [Member]	Mar. 31, 2013 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Jul. 10, 2013 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		$ 8,875,000,000	$ 9,142,000,000	$ 7,749,000,000	$ 0	$ 0	$ 0	$ 16,891,000,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 8,875,000,000	$ 16,891,000,000	$ 932,000,000	$ 8,877,000,000	$ 8,793,000,000	$ 9,005,000,000	$ 8,763,000,000	$ 8,843,000,000	$ 8,734,000,000	$ 18,602,000,000		$ 35,345,000,000	$ 33,679,000,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 8,793,000,000	$ 18,602,000,000	$ 35,345,000,000	$ 33,679,000,000
Net operating expenses
Cost of services and products (exclusive of depreciation and amortization included below)		4,660,000,000				0	0	9,777,000,000	0	0	0	0	0	0	4,660,000,000	9,777,000,000			4,933,000,000					10,545,000,000		20,841,000,000	19,015,000,000	0	0	0	0	0	0	0	0	4,933,000,000	10,545,000,000	20,841,000,000	19,015,000,000
Selling, general and administrative		2,371,000,000				14,000,000	33,000,000	4,841,000,000	0	36,000,000	0	0	0	0	2,371,000,000	4,805,000,000			2,336,000,000					5,067,000,000		9,765,000,000	9,592,000,000	0	0	0	0	0	0	0	0	2,336,000,000	5,067,000,000	9,765,000,000	9,592,000,000
Severance, exit costs and asset impairments		127,000,000				0	0	309,000,000	0	0	0	0	0	0	127,000,000	309,000,000			25,000,000					652,000,000		298,000,000	106,000,000	0	0	0	0	0	0	0	0	25,000,000	652,000,000	298,000,000	106,000,000
Depreciation		868,000,000				0	0	2,026,000,000	0	0	0	0	0	0	868,000,000	2,026,000,000			1,422,000,000					3,098,000,000		6,240,000,000	4,455,000,000	0	0	0	0	0	0	0	0	1,422,000,000	3,098,000,000	6,240,000,000	4,455,000,000
Amortization		429,000,000				0	0	908,000,000	0	0	0	0	0	0	429,000,000	908,000,000			70,000,000					147,000,000		303,000,000	403,000,000	0	0	0	0	0	0	0	0	70,000,000	147,000,000	303,000,000	403,000,000
Other, net		0				0	0	0											(22,000,000)					(22,000,000)		(282,000,000)	0	0	0	0	0	0	0	0	0	(22,000,000)	(22,000,000)	(282,000,000)	0
Total costs and expenses		8,455,000,000				14,000,000	33,000,000	17,861,000,000	0	36,000,000	0	0	0	0	8,455,000,000	17,825,000,000			8,764,000,000					19,487,000,000		37,165,000,000	33,571,000,000	0	0	0	0	0	0	0	0	8,764,000,000	19,487,000,000	37,165,000,000	33,571,000,000
Operating income (Loss)		420,000,000	(576,000,000)	(358,000,000)	(22,000,000)	(14,000,000)	(33,000,000)	(970,000,000)	0	(36,000,000)	0	0	0	0	420,000,000	(934,000,000)	(40,000,000)	874,000,000	29,000,000	(705,000,000)	(231,000,000)	(629,000,000)	(255,000,000)	(885,000,000)		(1,820,000,000)	108,000,000	0	0	0	0	0	0	0	0	29,000,000	(885,000,000)	(1,820,000,000)	108,000,000
Other (expense) income
Interest Income		4,000,000						35,000,000	169,000,000	189,000,000	20,000,000	40,000,000	(189,000,000)	(200,000,000)	4,000,000	6,000,000			14,000,000					33,000,000		65,000,000	36,000,000	29,000,000	61,000,000	112,000,000	125,000,000	(21,000,000)	(43,000,000)	(81,000,000)	(94,000,000)	6,000,000	15,000,000	34,000,000	5,000,000
Interest Expense		(516,000,000)				0	0	(918,000,000)	(166,000,000)	(163,000,000)	(373,000,000)	(548,000,000)	189,000,000	200,000,000	(166,000,000)	(407,000,000)			(432,000,000)					(1,135,000,000)		(1,428,000,000)	(1,011,000,000)	(292,000,000)	(842,000,000)	(907,000,000)	(370,000,000)	21,000,000	43,000,000	81,000,000	94,000,000	(161,000,000)	(336,000,000)	(602,000,000)	(735,000,000)
Equity in losses of unconsolidated investments, net		0				0	0	0											(202,000,000)					(482,000,000)		(1,114,000,000)	(1,730,000,000)	0	0	0	0	0	0	0	0	(202,000,000)	(482,000,000)	(1,114,000,000)	(1,730,000,000)
Gain on previously-held equity interests		0				0	0	0											0					2,926,000,000		0	0		0				0				2,926,000,000
(Losses) earnings from Subsidiaries		0						0	(154,000,000)	(1,831,000,000)	199,000,000	(1,320,000,000)	(45,000,000)	3,151,000,000	0	0			0					0		0	0	(368,000,000)	(365,000,000)	(3,530,000,000)	(2,645,000,000)	368,000,000	365,000,000	3,530,000,000	2,645,000,000	0	0	0	0
Other nonoperating income (expense), excluding interest income		(3,000,000)						38,000,000	0	(15,000,000)	0	(3,000,000)	0	0	(3,000,000)	56,000,000			(14,000,000)					(14,000,000)		125,000,000	(39,000,000)	(12,000,000)	(12,000,000)	(1,000,000)	0	0	0	0	0	(2,000,000)	(2,000,000)	126,000,000	(39,000,000)
Nonoperating Income (Expense)		(515,000,000)				6,000,000	10,000,000	(845,000,000)	(151,000,000)	(1,820,000,000)	(154,000,000)	(1,831,000,000)	(45,000,000)	3,151,000,000	(165,000,000)	(345,000,000)			(634,000,000)					1,328,000,000		(2,352,000,000)	(2,744,000,000)	(643,000,000)	(1,158,000,000)	(4,326,000,000)	(2,890,000,000)	368,000,000	365,000,000	3,530,000,000	2,645,000,000	(359,000,000)	2,121,000,000	(1,556,000,000)	(2,499,000,000)
Loss (income) before income taxes		(95,000,000)				(8,000,000)	(23,000,000)	(1,815,000,000)	(151,000,000)	(1,856,000,000)	(154,000,000)	(1,831,000,000)	(45,000,000)	3,151,000,000	255,000,000	(1,279,000,000)			(605,000,000)					443,000,000		(4,172,000,000)	(2,636,000,000)	(643,000,000)	(1,158,000,000)	(4,326,000,000)	(2,890,000,000)	368,000,000	365,000,000	3,530,000,000	2,645,000,000	(330,000,000)	1,236,000,000	(3,376,000,000)	(2,391,000,000)
Income Tax Expense (Benefit)	(1,600,000,000)	(56,000,000)				(1,000,000)	(4,000,000)	(45,000,000)	0	(4,000,000)	0	0	0	0	(56,000,000)	(41,000,000)			(38,000,000)					(1,601,000,000)	(154,000,000)	(154,000,000)	(254,000,000)	0	0	0	0	0	0	0	0	(38,000,000)	(1,601,000,000)	(154,000,000)	(254,000,000)
Net loss		(151,000,000)	(1,038,000,000)	(699,000,000)	(114,000,000)	(9,000,000)	(27,000,000)	(1,860,000,000)	(151,000,000)	(1,860,000,000)	(154,000,000)	(1,831,000,000)	(45,000,000)	3,151,000,000	199,000,000	(1,320,000,000)	1,082,000,000	(1,597,000,000)	(643,000,000)	(1,322,000,000)	(767,000,000)	(1,374,000,000)	(863,000,000)	(1,158,000,000)		(4,326,000,000)	(2,890,000,000)	(643,000,000)	(1,158,000,000)	(4,326,000,000)	(2,890,000,000)	368,000,000	365,000,000	3,530,000,000	2,645,000,000	(368,000,000)	(365,000,000)	(3,530,000,000)	(2,645,000,000)
Other Comprehensive Income (Loss), Net of Tax		(145,000,000)				0	0	102,000,000	(145,000,000)	102,000,000	(145,000,000)	102,000,000	292,000,000	(195,000,000)	(147,000,000)	93,000,000			14,000,000					23,000,000		(341,000,000)	(290,000,000)	14,000,000	23,000,000	(341,000,000)	(290,000,000)	(15,000,000)	(35,000,000)	339,000,000	294,000,000	15,000,000	35,000,000	(339,000,000)	(294,000,000)
Comprehensive (loss) income		$ (296,000,000)				$ (9,000,000)	$ (27,000,000)	$ (1,758,000,000)	$ (296,000,000)	$ (1,758,000,000)	$ (299,000,000)	$ (1,729,000,000)	$ 247,000,000	$ 2,956,000,000	$ 52,000,000	$ (1,227,000,000)			$ (629,000,000)					$ (1,135,000,000)		$ (4,667,000,000)	$ (3,180,000,000)	$ (629,000,000)	$ (1,135,000,000)	$ (4,667,000,000)	$ (3,180,000,000)	$ 353,000,000	$ 330,000,000	$ 3,869,000,000	$ 2,939,000,000	$ (353,000,000)	$ (330,000,000)	$ (3,869,000,000)	$ (2,939,000,000)